Stock Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Stock Incentive Plan [Line Items]
STOCK INCENTIVE PLAN

11.    STOCK INCENTIVE PLAN

The Board of Directors has authorized and in April 2016 adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Board of Directors may grant awards of options and restricted stock, as well as stock appreciation rights and other stock awards. During the nine months ended September 30, 2021, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance under the Plans by 650,000 to an aggregate of 8,151,460.

Option Activity

Stock option activity under the Plans is as follows for the nine months ended September 30, 2021:

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2021	57,535	5,178,276	13.23	6.75	$36,987
Authorized	650,000	—	—	—	—
Options granted	(936,542)	936,542	37.99	—	—
Options exercised		(392,064)	4.86	—	6,851
Awards forfeited or cancelled	320,137	(320,137)	17.24	—	—
Oustanding, September 30, 2021	91,130	5,402,617	17.89	6.87	128,904
Options excercisable as of September 30, 2021		3,122,639	11.47	5.24	$94,561

During the nine months ended September 30, 2021 and 2020, the Company’s stock compensation expense was $4,049 and $4,423, respectively. During the nine months ended September 30, 2021 and 2020, the unamortized expense balance was $23,974 and $8,594, respectively. The weighted average remaining amortization period over which the balance as of September 30, 2021 is to be amortized is 3.21 years.

Employee Stock-Based Compensation

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes-Merton option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions under the Black-Scholes-Merton option-pricing model and the weighted average calculated fair value of the options granted to employees as of September 30, 2021 and 2020 are as follows:

	September 30, 2021	September 30, 2020
Fair Value of Common Stock	41.75	20.37
Dividend yield	0%	0%
Expected volatility	42%	43%
Expected term (years)	6.01	5.74
Risk free interest rate	1.11%	0.93%

Stock-based compensation is classified in the following operating expense accounts on the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Research and development	$2,955	$2,410
Sales and marketing	288	295
General and administrative	806	1,717
Total	$4,049	$4,423

Executive Options

The Company historically issued option awards to key personnel with contractual expirations of 5 to 10 years. Certain individuals had not exercised their options prior to expiration. As a result of the expiration of unexercised but fully vested options awards, SoundHound issued new options for the same quantity previously granted, but with an exercise price set to the then fair value of common stock determined in accordance with a board approved 409A.

Furthermore, in an effort to make the holders whole, the Company entered into a change in control bonus Letter Agreement with each individual. Pursuant to the agreement, each individual is entitled to an additional lump sum payment capped at the difference between the original aggregate exercise price and the new aggregate exercise price upon a change in control transaction as defined in the Company’s 2016 Equity Incentive Plan, provided that such a transaction also constitutes a “Liquidation Transaction” as defined in the Company’s Certificate of Incorporation.

The maximum change in control bonus for executive award holders is $5,837 and remains unamortized as of September 30, 2021.

11.    STOCK INCENTIVE PLAN

The Board of Directors has authorized the 2006 Stock Plan (the “2006 Plan”) and in April 2016 adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Board of Directors may grant awards of options and restricted stock, as well as stock appreciation rights and other stock awards. During 2020, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance under the Plans by 650,000 to an aggregate of 7,501,460.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.

Option activity

Stock option activity under the Plans are as follows for the year ended December 31, 2020:

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	378,010	4,276,480	$10.35	6.44	$33,784,762
Authorized	650,000	—	—	—	—
Granted	(1,446,350)	1,446,350	19.98	—	—
Exercised	—	(68,679)	2.82	—	1,138,159
Forfeited	475,875	(475,875)	13.76	—	—
Outstanding at December 31, 2020	57,535	5,178,276	$13.23	6.75	$36,986,641
Options exercisable at December 31, 2020		3,222,699	$10.15	5.31	$32,936,645
Vested and expected to vest at December 31, 2020		5,178,276	$13.23	6.75	$36,986,641

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the year ended December 31, 2020 that were subject to repurchase.

Total fair value of options vested during the year ended December 31, 2020 was approximately $5.4 million.

The following table summarizes information with respect to stock options outstanding and exercisable as of December 31, 2020:

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$1.66 – $6.45	1,027,098	2.09	1,027,098	2.09
$6.46 – $13.34	1,336,299	5.82	1,293,393	5.79
$13.35 – $15.34	633,654	7.57	414,566	7.55
$15.35 – $19.31	1,008,625	8.66	360,705	8.62
$19.32 – $20.37	1,172,600	9.80	126,937	9.73
	5,178,276	6.75	3,222,699	5.31

Employee stock-based compensation

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes-Merton option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions used under the Black-Scholes-Merton option pricing model and the weighted average calculated fair value of the options granted to employees are as follows:

Dividend yield	0%
Expected volatility	44%
Expected term (years)	5.92
Risk-free interest rate	0.64%

The Black-Scholes-Merton model requires the input of certain assumptions that involve judgment. Because changes in the input assumptions can materially affect the fair value estimate, the existing model may not provide a reliable single measure of fair value of the Company’s stock options. The Company will continue to assess the assumptions and methodologies used to calculate estimated fair values under the Black-Scholes-Merton option pricing model. Circumstances may change and additional data may become available over time, which could result in changes to these assumptions and methodologies, and thereby materially impact the Company’s fair value determination. The assumptions used to determine the fair value of the stock options are as follows:

•        Expected Term — The Company does not believe that it is able to rely on its historical exercise and pre-vesting termination activity to provide accurate data for estimating the expected term for use in determining the fair value of its stock options. The Company established the expected term using the “simplified method.”

•        Volatility — The expected volatility is based on the calculated value method of using the historical volatility of an appropriate peer group of publicly traded companies.

•        Risk-free Interest Rate — The weighted average risk-free interest rate is based on U.S. Treasury rates appropriate for the expected holding period.

•        Dividends — The Company does not have plans to pay cash dividends. Therefore, the Company used an expected dividend yield of zero.

•        Fair value of common stock — The fair value of the shares of common stock underlying the stock-based awards has historically been estimated by management with assistance from an unrelated third-party specialist.

Employee stock-based compensation expense included in Consolidated Statement of Operations and Comprehensive Loss is as follows (in thousands):

Research and development	$3,605
Sales and marketing	414
General and administrative	1,878
$5,897

The unamortized stock-based compensation expense totaled $14.6 million as of December 31, 2020 and will be recognized over the weighted average remaining vesting period. No income tax benefit was recognized for this compensation expense in the Consolidated Statement of Operations and Comprehensive Loss, as the Company does not anticipate realizing any such benefit in the future.

11.    STOCK INCENTIVE PLAN

The Board of Directors has authorized the 2006 Stock Plan (the “2006 Plan”) and in April 2016 adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Board of Directors may grant awards of options and restricted stock, as well as stock appreciation rights and other stock awards. During 2019, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance by 750,000 to an aggregate of 6,851,460.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.

Option Activity

Stock option activity under the Plans are as follows for the year ended December 31, 2019:

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	54,809	4,053,329	8.67	6.50	$30,121,528
Authorized	750,000	—	—	—	—
Granted	(839,500)	839,500	16.10	—	—
Exercised	—	(203,648)	0.87	—	3,473,393
Forfeited	412,701	(412,701)	10.44	—	—
Outstanding at December 31, 2019	378,010	4,276,480	$10.35	6.44	$33,784,762
Vested and expected to vest, December 31, 2019		4,276,480	$10.35	6.44	$33,784,762
Options exercisable at December 31, 2019		2,754,142	$7.75	5.07	$28,906,326

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the year ended December 31, 2019 that were subject to repurchase.

Total fair value of options vested during the year ended December 31, 2019 was approximately $3.3 million.

The following table summarizes information with respect to stock options outstanding and exercisable as of December 31, 2019:

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$0.25 – $4.32	835,624	1.82	835,624	1.82
$4.33 – $9.87	702,648	4.84	702,648	4.84
$9.88 – $13.34	1,144,875	7.11	915,911	7.07
$13.35 – $15.34	727,833	8.56	280,292	8.54
$15.35 – $16.10	865,500	9.54	19,667	9.03
	4,276,480	6.44	2,754,142	5.07

Employee Stock-Based Compensation

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes-Merton option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions used under the Black-Scholes-Merton option pricing model and the weighted average calculated fair value of the options granted to employees are as follows:

2019
Dividend yield	0%
Expected volatility	43%
Expected term (years)	6.03
Risk-free interest rate	1.58%

The Black-Scholes-Merton model requires the input of certain assumptions that involve judgment. Because changes in the input assumptions can materially affect the fair value estimate, the existing model may not provide a reliable single measure of fair value of the Company’s stock options. The Company will continue to assess the assumptions and methodologies used to calculate estimated fair values under the Black-Scholes-Merton option pricing model. Circumstances may change and additional data may become available over time, which could result in changes to these assumptions and methodologies, and thereby materially impact the Company’s fair value determination. The assumptions used to determine the fair value of the stock options are as follows:

•        Expected Term — The Company does not believe that it is able to rely on its historical exercise and pre-vesting termination activity to provide accurate data for estimating the expected term for use in determining the fair value of its stock options. The Company established the expected term using the “simplified method.”

•        Volatility — The expected volatility is based on the calculated value method of using the historical volatility of an appropriate peer group of publicly traded companies.

•        Risk-free Interest Rate — The weighted average risk-free interest rate is based on U.S. Treasury rates appropriate for the expected holding period.

•        Dividends — The Company does not have plans to pay cash dividends. Therefore, the Company used an expected dividend yield of zero.

•        Fair value of common stock — The fair value of the shares of common stock underlying the stock-based awards has historically been determined by an unrelated third-party specialist with input from management.

Employee stock-based compensation expense included in Consolidated Statement of Operations and Comprehensive Loss is as follows (in thousands):

2019
Cost of revenues	$41
Research and development	2,221
Sales and marketing	201
General and administrative	865
$3,328

The unamortized stock-based compensation expense totaled $9.2 million as of December 31, 2019 and will be recognized over the weighted average remaining vesting period. No income tax benefit was recognized for this compensation expense in the Consolidated Statement of Operations and Comprehensive Loss, as the Company does not anticipate realizing any such benefit in the future.